Plant, Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Property, Plant and Equipment Disclosure [Text Block]
Note 5 - Plant, Property and Equipment, Net

As of June 30, 2011, and December 31, 2010, plant, property and equipment consisted of the following:

	2011	2010
Building and workshops	$7,365,123	$7,197,084
Office equipment	328,218	269,916
Automobiles	300,303	293,452
Machinery	2,506,573	2,397,658
Museum decoration and renovation	180,991	-
Less: Accumulated depreciation	(2,320,726)	(1,965,173)

	$8,360,482	$8,192,937

Depreciation expense was $306,511 and $171,015 for the six months ended June 30, 2011 and 2010, respectively, and $154,217 and $86,381 for the three months ended June 30, 2011 and 2010, respectively.

Note 4 - Property and Equipment, Net

As of December 31, 2010 and 2009, property and equipment consisted of the following:

	2010	2009
Building and workshops	$7,197,084	$2,502,211
Office equipment	269,916	245,669
Automobiles	293,452	255,061
Machinery	2,397,658	1,869,873
Less: Accumulated depreciation	(1,965,173)	(1,647,342)

	$8,192,937	$3,225,472

Depreciation expense was $363,471 and $362,239 for the years ended December 31, 2010 and 2009, respectively.